Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
March 1, 2010
VIA EDGAR
US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Bishop Street Funds: Post-Effective Amendment No. 31 File Nos. 033-80514 and 811-08572
Ladies and Gentlemen:
On behalf of Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, together with exhibits thereto (PEA No. 31). The purpose of PEA No. 31 is to (1) conform to the new requirements of Form N-1A and (2) reflect a name change, corresponding investment strategy change, and change in sub-adviser for the Large Cap Core Equity Fund (now the Dividend Value Fund). The Trust will be filing a post-effective amendment pursuant to Rule 485(b) at the end of April to update financial information and make additional, non-material changes.
Please feel free to contact me at 202.739.5778 with your questions and comments.
Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum